As filed with the Securities and Exchange Commission on August 24, 2007

Registration Nos. 333-28339; 811-08239

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 58	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 60	☒

ProFunds

(Exact Name of Registrant as Specified in Charter)

7501 Wisconsin Avenue, Suite 1000

Bethesda, Maryland 20814

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (240) 497-6400

With copy to:

Michael L. Sapir Chairman ProFund Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, Maryland 20814	John Loder, Esq. Ropes & Gray LLP One International Place Boston, MA 02110-2624	Bruce Treff, Esq. BISYS Fund Services 100 Summer St., Suite 1500 Boston, MA 02110

(Name and Address of Agent for Service Process)

Approximate Date of Commencement of the Proposed Public Offering of the Securities:

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on August 31, 2007 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This post-effective amendment relates only to ProFund VP International, ProFund VP Emerging Markets, ProFund VP Short International and ProFund VP Short Emerging Markets. This post-effective amendment incorporates by reference the statement of additional information for ProFund VP International, ProFund VP Emerging Markets, ProFund VP Short International and ProFund VP Short Emerging Markets filed April 20, 2007. No information relating to any other series or class of series of ProFunds is amended or superseded hereby.

ProFunds®
Not just funds, ProFundsSM
Classic ProFunds VP
International
Emerging Markets
Inverse ProFunds VP
Short International
Short Emerging Markets

Prospectus

September 4, 2007

This Prospectus should be read in conjunction with the offering documents of the separate account or insurance contract through which you invest in the ProFunds VP. This Prospectus may include information pertaining to certain portfolios that are not available through the separate account or insurance contract that you have chosen. Please refer to your variable annuity prospectus or offering document to determine which portfolios are available to you and read and retain these documents for future reference. Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PROFUNDS VP OVERVIEW

The ProFunds VP described in this Prospectus (each a “ProFund VP” and, collectively, the “ProFunds VP”) seek to provide daily investment results, before fees and expenses, that correspond to the performance of a particular benchmark.1

Classic ProFunds VP

Classic ProFunds VP seek to provide daily investment results, before fees and expenses, that match (100%) the daily price performance of an index.

ProFund VP	Index	Daily Benchmark	Types of Companies in Index
International	Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE)	Match (100%)	Diverse securities representing approximately 85% of the total market capitalization of publicly traded companies in developed markets other than the U.S. and Canada

Emerging Markets	The Bank of New York Emerging Markets 50 ADR Index	Match (100%)	Companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on the NASDAQ

Inverse ProFunds VP

Inverse ProFunds VP seek to provide daily investment results, before fees and expenses, that match (100%) the inverse (opposite) of the daily price performance of an index.

ProFund VP	Index	Daily Benchmark	Types of Companies in Index
Short International	Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE)	100% of the Inverse	Diverse securities representing approximately 85% of the total market capitalization of publicly traded companies in developed markets other than the U.S. and Canada.

Short Emerging Markets	Bank of New York Emerging Markets 50 ADR Index	100% of the Inverse	Companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on the NASDAQ.

[1]

A benchmark may be any standard of investment performance to which a mutual fund seeks to match or correlate its performance. The ProFunds VP utilize the performance of an index, security or a multiple or inverse multiple thereof as their benchmark. For example, ProFund VP International has a daily benchmark to correspond to the daily price performance of the MSCI EAFE Index.

ProFunds VP Strategies and Risks

“In seeking to achieve each ProFund

VP’s investment objective, ProFund

Advisors takes positions in securities

and other financial instruments that

ProFund Advisors believes, in

combination, should simulate the

movement of its benchmark.”

ProFunds VP Strategies and Risks

Discussion of Principal Strategies

ProFunds VP are designed to correspond to a daily benchmark, before fees and expenses, such as the daily price performance, the inverse of the daily price performance, a multiple of the daily price performance, or a multiple of the inverse of the daily price performance, of an index or security.

In seeking to achieve each non-money market ProFunds VP’s investment objective, ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”):

•	uses a mathematical approach to investing to determine the type, quantity and mix of investment positions that the ProFund VP should hold to simulate the performance of its benchmark;

•	takes positions in securities and other financial instruments that ProFund Advisors believes, in combination, should simulate the daily movement of the ProFunds VP’s benchmark;

•

may not have investment exposure to all securities or components in the index underlying the ProFunds VP’s benchmark, or the ProFunds VP’s weighting of investment in such securities or industries may be different from that of the index;

•

may utilize a variety of securities and financial instruments in pursuing the ProFunds VP’s investment objective, including investment contracts whose value is derived from the value of an underlying asset, interest rate, index or currency such as futures contracts, options on futures contracts, swap agreements, forward contracts, structured notes, options on securities and stock indices and cash investments in debt or money market instruments covering such positions;

•

seeks to remain fully invested at all times in securities or financial instruments that provide exposure to the ProFunds VP’s benchmark without regard to market conditions, trends or direction and does not take temporary defensive positions; and

•

may invest in securities or instruments, including money market instruments and other income producing instruments that are not included in the index underlying the ProFunds VP’s benchmark or may weight certain stocks or industries differently than the index if ProFund Advisors believes it is appropriate in view of the ProFunds VP’s investment objective.

Each ProFund VP may substitute a different index or security for the index or security underlying its benchmark. Each ProFund VP does not seek to provide correlation with its benchmark over a period of time greater than one day. ProFund Advisors does not invest the assets of the ProFunds VP in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis, or forecast stock market movement or trends in managing the assets of the ProFunds VP. The investment objective of each ProFund VP is non-fundamental and may be changed without shareholder approval.

Under normal circumstances, the following ProFunds VP seek their investment objectives by committing at least 80% of their assets to investments that have economic characteristics similar to the type of investment suggested by their names and that, in combination, should have similar daily return characteristics as their benchmarks: ProFund VP Emerging Markets and ProFund VP Short Emerging Markets. The investments may include, without limitation, securities, futures contracts, options on futures contracts, swap agreements, options on securities and indices, money market instruments, or a combination of the foregoing. The ProFunds VP subject to this policy will provide shareholders with at least 60 days’ prior notice of any change in the policy.

Discussion of Principal Risks

Like all investments, investing in the ProFunds VP entails risks. Many factors affect the value of an investment in the ProFunds VP. The factors most likely to have a significant impact on each ProFunds VP’s portfolio are called “principal risks.” The principal risks for each ProFund VP are identified in each ProFunds VP’s description and are described below. A ProFund VP may be subject to risks in addition to those identified as principal risks and risks other than those described below. The Statement of Additional Information contains more information about the ProFunds VP, their investment strategies and related risks.

The following risks apply to the ProFunds VP, as noted:

Active Investor Risk (All ProFunds VP). It is the general policy of ProFunds to permit frequent purchases and redemptions of ProFund VP shares. Active trading in ProFund VP shares could increase portfolio turnover. In addition, large movements of assets into and out of the ProFunds VP may negatively impact a ProFunds VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, a ProFunds VP’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Aggressive Investment Technique Risk (All ProFunds VP). The ProFunds VP use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. The ProFunds’ investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Such instruments, particularly when used to create leverage, may expose the ProFunds VP to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index. The use of aggressive investment techniques also exposes a ProFund VP to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index underlying a ProFunds VP’s benchmark, including: 1) the risk that an instrument is temporarily mispriced; 2) credit, performance or documentation risk on the amount each ProFund VP expects to receive from a counterparty; 3) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund VP will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust a ProFunds VP’s position in a particular instrument when desired. These and other risks associated with such techniques are described elsewhere in this section, such as under liquidity risk, interest rate risk, credit risk and counterparty risk.

Correlation Risk (All ProFunds VP). A number of factors may affect a ProFunds VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFund VP’s ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each Fund’s daily investment objective.

Special Note Regarding the Correlation Risks of Leveraged Funds

Each of the Ultra, Inverse, UltraSector, Inverse Sector, and Non-Equity ProFunds (excluding the Falling U.S. Dollar Pro-Fund) are “leveraged” funds in the sense that each has an investment objective to match a multiple of the performance of an index on a given day. These ProFunds are subject to all of the correlation risks described above. In addition, there is a special for of correlation risk that derives from these ProFunds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund to be either greater thank or less than, the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses.

The following three graphs illustrate this point. Each of the three graphs shows a simulated hypothetical one year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of twice (200%) the daily index returns. The graphs demonstrate that, for periods greater than one day, a leveraged ProFund is likely to underperform or over-perform (but not match) the index performance times the stated multiple in the fund objective.

To isolate the impact of leverage, these graphs assume a) no dividends paid by the companies included on the index; b) no fund expenses; and c) borrowing/lending rates (to obtain required leverage) of zero percent. If fund expenses were included, the fund’s performance would be lower than that shown below. Each of the graphs also assume a volatility of 15%, which is an approximate average of the five-year historical volatility of the S&P 600 Index, S&P MidCap 400 Index, Russell 2000 Index, NASDAQ-100 Index and Dow Jones Industrial Average. An index’s volatility is a statistical measure of the magnitude of fluctuations in the returns of an index. Other indexes to which the Funds are benchmarked have different historical volatilities; certain of the Funds’ historical volatility rates are substantially in excess of 157%.

Please see the Statement of Additional Information for a further discussion of how the both index volatility and index performance can impact Fund performance.

Counterparty Risk (All ProFunds VP). The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in a Fund may decline. ProFunds VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. ProFunds VP may obtain only limited recovery or may obtain no recovery in such circumstances. ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by ProFund Advisors to be of comparable quality.

Credit Risk (All ProFunds VP). Credit risk is the risk that an issuer or guarantor of a security or a counterparty to a financial instrument may default on its payment obligations or experience a decline in credit quality. Changes in a debt issuer’s credit rating may affect a debt instrument’s value and, thus, impact Fund performance. ProFunds VP will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties to transactions in financial instruments. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a Fund may decline.

Early Close/Trading Halt Risk (All ProFunds VP). An exchange or market may close early or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in a ProFund VP being unable to buy or sell certain securities or financial instruments. In such circumstances, a ProFund VP may be unable to rebalance its portfolio, accurately price its investments and/or may incur substantial trading losses.

Equity Risk (All ProFunds VP). The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day to day. This volatility may cause the value of an investment in a ProFund VP to decrease. The Inverse ProFunds VP respond differently to these risks than funds that are positively correlated to the equity markets.

Foreign Currency Risk (All ProFunds VP). Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information is incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges are subject to foreign currency risk.

Foreign Investment Risk (All ProFunds VP). Foreign stocks and financial instruments correlated to such stocks may be more volatile than their U.S. counterparts for a variety of reasons, including the effects of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information is incomplete, unavailable or inaccurate. Additionally, certain countries may lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Securities or financial instruments purchased by a ProFund VP may be impacted by fluctuations in foreign currencies, as described under Foreign Currency Risk above.

Inverse Correlation Risk (Inverse ProFunds VP). ProFunds VP benchmarked to an inverse multiple of an index should lose value as the index or security underlying such ProFunds VP’s benchmark is increasing (gaining value) — a result that is the opposite from traditional mutual funds. See also Correlation Risk above.

Leverage Risk (Inverse ProFunds VP). Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. While only certain ProFunds VP employ leverage, all of the ProFunds VP may use leveraged investment techniques for investment purposes. The ProFunds VP that employ leverage will normally lose more money in adverse market environments than funds that do not employ leverage. A falling market is considered an adverse market environment for the Classic ProFunds VP. A rising market is considered an adverse market environment for the Inverse ProFunds VP.

Liquidity Risk (All ProFunds VP). In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the ProFunds VP invest, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Certain derivative securities such as over-the-counter contracts held by a ProFund VP may also be illiquid. This may prevent the ProFunds VP from limiting losses, realizing gains, or from achieving a high (inverse) correlation with their underlying benchmark index or security. In addition, a ProFund VP may not be able to pay redemption proceeds within the time periods described in this Prospectus as a result of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Market Risk (All ProFunds VP). The ProFunds VP are subject to market risks that will affect the value of their shares, including, adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. The ProFunds VP should normally lose value on days when the index or security underlying their benchmark declines (adverse market conditions for these ProFunds VP). Inverse ProFunds VP should lose value on days when the index or security underlying their benchmark increases (adverse market conditions for these ProFunds VP). The ProFunds VP seek to remain fully invested regardless of market conditions.

Non-Diversification Risk (All ProFunds VP). The ProFunds VP have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of issuers. This would make the performance of a ProFund VP more susceptible to a single economic, political or regulatory event than a diversified mutual fund might be. This risk may be particularly acute with respect to a ProFund VP whose index underlying its benchmark comprises a small number of stocks or other securities.

Portfolio Turnover Risk (All ProFunds VP). Each Fund’s strategy may involve high portfolio turnover to rebalance the Fund’s investment exposure. A high level of portfolio turnover may negatively impact performance by increasing transaction costs and generating greater tax liabilities for shareholders.

Short Sale Risk (Inverse ProFunds VP). Selling short is a technique that may be employed by a ProFund VP to achieve investment exposure consistent with its investment objective. Short selling is accomplished by borrowing a security and then selling it. If a ProFund VP buys back the security at a price lower than the price at which it sold the security plus accrued interest, the ProFund VP will earn a positive return (profit) on the difference. If the current market price is greater when the time comes to buy back the security plus accrued interest, the ProFund VP will incur a negative return (loss) on the transaction. The ProFund VP’s use of short sales may involve additional transaction costs and other expenses. As a result, the cost of maintaining a short position may exceed the return on the position, which may cause a ProFund VP to lose money. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity of certain securities or positions and may lower a ProFunds VP’s return or result in a loss. Entering into short positions through financial instruments such as futures, options, and swap agreements may also cause a ProFund VP to be exposed to short sale risk. Selling short may be considered an aggressive investment technique.

Volatility Risk (Inverse ProFunds VP). The ProFunds most subject to volatility risk seek to provide a daily investment result that corresponds to a multiple or the inverse multiple of the performance of an index or security. Therefore, they experience greater volatility than the indexes or securities underlying their benchmarks and thus have the potential for greater losses.

Important Concepts and Definitions

This section describes important concepts and definitions that may be unfamiliar to an investor.

•

Asset-Backed Securities are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

•

Debt Instruments include bonds and other instruments, such as certificates of deposit, euro time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. Government Securities, that are used by U.S. and foreign banks, financial institutions, corporations, or other entities, to borrow money from investors. Holders of debt instruments have a higher priority claim to assets than do holders of equity securities. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt instruments, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.

•	Depositary Receipts (DRs) include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and New York Shares (NYSs).

•

ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

•

GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.

•

A NYS is a share of New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part in the home market. It is issued by a U.S. transfer agent and registrar on behalf of the company and created against the cancellation of the local share by the local registrar. One NYS is always equal to one ordinary share. NYS programs are typically managed by the same banks that manage ADRs, as the mechanics of the instrument are very similar. NYSs are used primarily by Dutch companies.

•

Equity Securities are securities that include common stock, preferred stock, depositary receipts, convertible securities and rights and warrants. Stocks represent an ownership interest in a corporation.

•

Financial Instruments The ProFunds VP may utilize a variety of financial instruments in pursuing their investment objectives, including investment contracts whose value is derived from the value of an underlying asset, interest rate, currency or index such as futures contracts, options on futures contracts, swap agreements, forward contracts, structured notes, options on securities and stock indices and cash investments in debt or money market instruments covering such positions. The ProFunds VP may invest in financial instruments as a substitute for investing directly in stocks or bonds. Financial instruments may also be used to employ leveraged investment techniques and as an alternative to selling short. Use of financial instruments may involve costs, in addition to transaction costs. Suitable financial instrument transactions may not be available in all circumstances.

•

Forward contracts are two-party contracts entered into with dealers or financial institutions where a purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument at a set price, with delivery and settlement at a specified future date. Forwards may also be structured for cash settlement, rather than physical delivery.

•

Futures or futures contracts are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities on an agreed-upon date. The price of a futures contract theoretically reflects a cost of financing and the dividend or interest yield of the underlying securities.

•

Leveraged Investment Techniques Swap agreements, reverse repurchase agreements, borrowing, futures contracts, short sales and options on securities indexes and forward contracts all may be used to create leverage. Use of leveraged investment techniques may involve additional costs and risks to a Fund.

•

Option Contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day. Call options give one the right to buy a stock at an agreed-upon price on or before a certain date. A put option gives one the right to sell a stock at an agreed-upon price on or before a certain date.

•

Ordinary Shares are capital stock or equity of a publicly traded company, often referred to as common stock. Ordinary shares receive secondary preference to preferred stock in the distribution of dividends and often assets. Ordinary shares of foreign companies may trade directly on U.S. exchanges.

•

Repurchase Agreements are contracts in which the seller of securities, usually U.S. Government Securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the ProFunds VP as a short-term investment vehicle for cash positions.

•

Sampling Techniques If ProFund Advisors believes it is appropriate in view of a ProFunds VP’s investment objective, a ProFund VP may hold a representative sample of the components in the index underlying a ProFunds VP’s benchmark. The sampling process typically involves selecting a representative sample of securities in an index principally to enhance liquidity and reduce transaction costs while seeking to maintain high correlation with, and similar aggregate characteristics (market capitalization and industry weightings) to, the underlying index. In addition, a ProFund VP may obtain exposure to components not included in the index, invest in securities that are not included in the index or may overweight or underweight certain components contained in the index.

•

Selling Short entails selling a stock or debt instrument, usually borrowed, and buying it back at a later date. Entering into short positions through financial instruments such as futures, options and swap agreements is intended to have similar investment results as selling short.

•

Structured Notes are debt obligations which may include components such as swaps, forwards, options, caps or floors which change its return pattern. Structured notes may be used to alter the risks to a portfolio, or alternatively may be used to expose a portfolio to asset classes or markets in which one does not desire to invest directly.

•	Swap Agreements are two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.

•

U.S. Government Securities are issued by the U.S. Government or one of its agencies or instrumentalities. Some, but not all, U.S. Government Securities are guaranteed as to principal or interest and are backed by the full faith and credit of the federal government. Other U.S. Government Securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

Index Information

A description of the indices currently underlying each ProFund VP’s benchmark are set forth below.

The MSCI EAFE® Index (Europe, Australia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. As of May 2005 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As of March 31, 2007 the MSCI EAFE Index included companies with capitalizations between $231.2 million and $216.0 billion. The average capitalization of the companies comprising the Index was approximately $11.05 billion.

The Bank of New York Emerging Markets 50 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on the NASDAQ. Securities eligible for inclusion in the Index are evaluated to ensure their overall consistency with the character, design and purpose of the Index which is to further its use as an effective benchmark. Decisions regarding additions to and removals from the Index are guided by certain pre-existing objective criteria. The Index is maintained by The Bank of New York. The Index currently consists of the following emerging market countries: Brazil, Korea, México, Taiwan, China, South Africa, India, Israel, Russia, Indonesia and Argentina. As of March 31, 2007 the Bank of New York Emerging Markets 50 ADR Index included companies with capitalizations between $3.7 billion and $43.6 billion. The average capitalization of the companies comprising the Index was approximately $15.1 billion.

“BNY”, “The Bank of New York Emerging Markets 50 ADR Index” is a service mark of The Bank of New York and has been licensed for use for certain purposes by ProFund Advisors. ProFund Advisors’ trading of securities or calculations based on the Index named above are not sponsored, endorsed, sold, recommended or promoted by The Bank of New York or any of its subsidiaries or affiliates, and none of The Bank of New York or any of its subsidiaries or affiliates makes any representation or warranty, express or implied, to the purchasers or owners of any securities or any member of the public regarding the advisability of investing in financial products generally or in the Indexes’ underlying securities particularly, the ability of the ADR Indexes to track market performance or the suitability or appropriateness of the Indexes’ securities for such purchasers, owners or such member of the public. The relationship between The Bank of New York, on one hand, and ProFund Advisors, on the other, is limited to the licensing of certain trademarks and trade names of The Bank of New York and of The Bank of New York Emerging Markets 50 ADR Index which indexes are determined, composed and calculated by The Bank of New York without regard to ProFund Advisors or the Indexes’ underlying securities. Neither The Bank of New York nor any of its subsidiaries or affiliates has any obligation to take the needs of ProFund Advisors or the purchasers or owners of the Indexes’ underlying securities into consideration in determining, composing or calculating the ADR Indexes named above. Neither The Bank of New York nor any of its subsidiaries or affiliates is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of the Indexes’ underlying securities or in the determination or calculation of the equation by which the securities are to be converted into cash. Neither The Bank of New York nor any of its subsidiaries or affiliates has any obligation or liability in connection with the administration, marketing or trading of the Indexes’ underlying securities. NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES GUARANTEES THE ACCURACY OR COMPLETENESS OF THE ADR INDEXES OR ANY DATA INCLUDED THEREIN, AND NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PROFUND ADVISORS LLC, PURCHASERS OR OWNERS OF THE INDEXES’ UNDERLYING SECURITIES OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ADR INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ADR INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE BANK OF NEW YORK OR ANY OF ITS SUBSIDIARIES OR AFFILIATES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING, WITHOUT LIMITATION, LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The ProFunds VP are not sponsored, endorsed, sold or promoted by the aforementioned organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

(Please see the Statement of Additional Information, which sets forth certain additional disclaimers and limitations of liabilities).

Classic ProFunds VP may be appropriate for investors who:

•	want to achieve investment results that correspond to the daily performance of a particular index.

Classic ProFunds VP

ProFund VP	Index	Daily Benchmark
International	MSCI EAFE	Match (100%)
Emerging Markets	Bank of New York Emerging Markets 50 ADR Index	Match (100%)

ProFund VP International

Investment Objective

ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.

Principal Investment Strategy

ProFund VP International invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the daily performance of the MSCI EAFE Index. ProFund VP International may use sampling techniques in seeking its objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP International will have industry concentrations to approximately the same extent as its Index. The ProFund VP International normally seeks to maintain currency exposure consistent with the Fund’s daily benchmark.

Principal Risk Considerations

The principal risks of investing in ProFund VP International are active investor risk, aggressive investment technique risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, foreign currency risk, foreign investment risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, and repurchase agreement risk.

For more information on ProFund VP International’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 4.

Fund Performance

ProFund VP International has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP International. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.60%
Total Annual Fund Operating Expenses	1.60%

*	“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP International with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
ProFund VP International	$163	$505

ProFund VP Emerging Markets

Investment Objective

ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Bank of New York Emerging Markets 50 ADR Index.

Principal Investment Strategy

ProFund VP Emerging Markets invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Bank of New York Emerging Markets 50 ADR Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics as the Index. ProFund VP Emerging Markets will employ leveraged investment techniques and may use sampling techniques in seeking its objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Emerging Markets will have industry concentrations to approximately the same extent as its Index. The ProFund VP Emerging Markets normally seeks to maintain currency exposure consistent with the Fund’s daily benchmark.

Principal Risk Considerations

The principal risks of investing in ProFund VP Emerging Markets are active investor risk, aggressive investment technique risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, foreign currency risk, foreign investment risk, leverage risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and small cap company investment risk.

In addition to the risks noted above, the ProFund VP Emerging Markets is subject to additional risks specific to its investment in securities of issuers based in countries with developing economies. Investing in such emerging market securities imposes risks different from, or greater than, the risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital; greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, the risks associated with investing in a narrowly defined geographic area and in foreign securities (discussed above under “Geographic Concentration Risk” and “Foreign Investment Risk” and “Foreign Currency Risk,” respectively) are generally more pronounced with respect to investments in emerging market countries.

For more information on ProFund VP Emerging Markets’ investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 4.

Fund Performance

ProFund VP Emerging Markets has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Emerging Markets. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.60%
Total Annual Fund Operating Expenses	1.60%

*	“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP Emerging Markets with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
ProFund VP Emerging Markets	$163	$505

Inverse ProFunds VP may be appropriate for investors who:

•	expect the value of a particular index to decrease and desire to earn a profit as a result of the index declining.

•	are attempting to hedge the value of a diversified portfolio of stocks and/or stock mutual funds from an anticipated market downturn.

Inverse ProFunds VP

ProFund VP	Index	Daily Benchmark
Short International	Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	100% of the Inverse

Short Emerging Markets	Bank of New York Emerging Markets 50 ADR Index	100% of the Inverse

ProFund VP Short International

Investment Objective

ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.

If ProFund VP Short International ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the daily performance of the related futures contracts. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the daily performance of the related futures contracts when they rise on a given day.

Principal Investment Strategy

ProFund VP Short International takes positions in financial instruments that, in combination, are expected to have similar daily return characteristics as the inverse of the daily performance of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. The ProFund VP Short International normally seeks to maintain currency exposure consistent with the Fund’s daily benchmark.

Principal Risk Considerations

The principal risks of investing in ProFund VP Short International are active investor risk, aggressive investment technique risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, foreign currency risk, foreign investment risk, inverse correlation risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

For more information on ProFund VP Short International’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 5.

Fund Performance

ProFund VP Short International has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Short International. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.60%
Total Annual Fund Operating Expenses	1.60%

*	“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP Short International with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
ProFund VP Short International	$163	$505

ProFund VP Short Emerging Markets

Investment Objective

ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Bank of New York Emerging Markets 50 ADR Index.

If ProFund VP Short Emerging Markets ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Bank of New York Emerging Markets 50 ADR Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

ProFund VP Short Emerging Markets takes positions in financial instruments that, in combination, are expected to have similar daily return characteristics as the inverse of the daily performance of the Index. Under normal circumstances, this ProFund VP commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. ProFund VP Short Emerging Markets will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. The ProFund VP Short Emerging Markets normally seeks to maintain currency exposure consistent with the Fund’s daily benchmark.

Principal Risk Considerations

The principal risks of investing in ProFund VP Short Emerging Markets are active investor risk, aggressive investment technique risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, foreign currency risk, foreign investment risk, inverse correlation risk, leverage risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk, short sale risk and small-cap company investment risk.

In addition to the risks noted above, the ProFund VP Short Emerging Markets is subject to additional risks specific to its investment in securities of issuers based in countries with developing economies. Investing in such emerging market securities imposes risks different from, or greater than, the risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital; greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, the risks associated with investing in a narrowly defined geographic area and in foreign securities (discussed above under “Geographic Concentration Risk” and “Foreign Investment Risk” and “Foreign Currency Risk,” respectively) are generally more pronounced with respect to investments in emerging market countries.

For more information on ProFund VP Short Emerging Markets’ investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 4.

Fund Performance

ProFund VP Short Emerging Markets has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Short Emerging Markets. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.60%
Total Annual Fund Operating Expenses	1.60%

*	“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP Short Emerging Markets with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
ProFund VP Short Emerging Markets	$163	$505

General ProFunds VP Information

“The price at which you purchase,

redeem and exchange shares is the net

asset value (NAV) per share next

calculated after your transaction

request is received in good order.”

General ProFunds VP Information

Calculating Share Prices

The price at which you purchase, redeem and exchange shares is the net asset value (“NAV”) per share next determined after your transaction request is received in good order. Each ProFund VP calculates its NAV by taking the market value of the assets attributed to the class, subtracting any liabilities attributed to the class, and dividing that amount by the number of that class’ outstanding shares.

Each ProFund VP normally calculate their daily share prices for each class of shares at the close of trading on the NYSE (normally 4:00 p.m. Eastern Time) every day the NYSE is open for business except for Columbus Day and Veterans’ Day.

To the extent a ProFunds VP’s portfolio investments trade in markets on days when a ProFund VP is not open for business, the value of the ProFunds VP’s assets may vary on those days. In addition, trading in certain portfolio investments may not occur on days a ProFund VP is open for business. If the exchange or market on which a ProFunds VP’s underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. For example, the bond markets or other primary trading markets for certain ProFunds VP may close early on the day before certain holidays and the day after Thanksgiving. Each Fund may also close early when the Securities Industry and Financial Markets Association recommends an early close of the bond markets. On such days, each Fund will cease taking transaction requests including requests to exchange to or from other ProFunds VP.

NYSE Holiday Schedule: The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (observed), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Exchange holiday schedules are subject to change without notice. The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day.

London Stock Exchange, Frankfurt Stock Exchange or Paris Bourse Holiday Schedule: New Year’s Day, Good Friday and Easter Monday, May Day, Spring Bank Holiday, Pentecost Monday, Bastille Day, Summer Bank Holiday, Christmas Day, Boxing Day. Please note that holiday schedules are subject to change without notice.

A ProFunds VP’s assets are valued primarily on the basis of information furnished by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. Securities traded regularly in the over-the-counter market (other than the NASDAQ) are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those securities. Futures contracts purchased and held by a Fund are generally valued at the last sale price prior to the time the Fund determines its NAV. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a ProFunds VP’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar (and, therefore, the NAV of ProFunds VP that hold these securities) may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the ProFunds VP, may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations. If market quotations are not readily available, that investment may be valued by other methods that the Board of Trustees believes accurately reflects fair value. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. The procedures involve the risk that the ProFunds VP’s valuation of an investment may be higher or lower than the price the investment might actually command if the ProFund VP sold it. See the ProFunds VP Statement of Additional Information for more details.

Dividends and Distributions

Each of the ProFunds VP intends to declare and distribute to its shareholders at least annually all of the year’s net investment income and net capital gains.

Each ProFund VP will reinvest distributions in additional shares of the ProFund VP making the distribution unless the insurance company separate account has written to request a direct cash distribution. Certain investment strategies employed by certain ProFunds VP may produce income or net short-term capital gains which the Funds would seek to distribute more frequently. ProFunds does not announce dividend distribution dates in advance. Each ProFund VP may declare additional capital gains distributions during a year.

Purchasing and Redeeming Shares

Shares of the ProFunds VP are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and ProFund Advisors. Shares of the ProFunds VP are purchased or redeemed at the net asset value per share next determined after receipt and acceptance of a purchase order or receipt of a redemption request. Each ProFund VP reserves the right to reject or refuse, in its discretion, any order for the purchase of its shares, in whole or in part. Investors do not contact ProFunds VP directly to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate accounts that invest in the ProFunds VP.

Payment for shares redeemed normally will be made within seven days of redemption. The ProFunds VP intend to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash inadvisable, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

The ProFunds VP currently do not foresee any disadvantages to investors if the ProFunds VP served as investment vehicles for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which a ProFund VP served as an investment vehicles might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the ProFund VP might be required to redeem the investment of one or more of its separate accounts from the ProFund VP, which might force the ProFund VP to sell securities at disadvantageous prices. The ProFunds VP reserve the right to discontinue offering shares at any time, or to cease investment operations entirely. In the event that a ProFund VP ceases offering its shares, any investments allocated to the ProFund VP may, subject to any necessary regulatory approvals, be invested in another ProFund VP deemed appropriate by the Board of Trustees.

Distribution (12b-1) Plan Fees

Under a distribution plan adopted by the Board of Trustees pursuant to Rule 12b-1 under the Investment Company Act of 1940, each ProFund VP may pay financial intermediaries an annual fee of 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP. Over time, fees paid under the plan will increase the cost of your investment and may cost you more than other types of sales charges. ProFund Advisors or other service providers may utilize their own resources to finance distribution or service activities on behalf of the ProFunds VP, including compensating ProFunds Distributors, Inc. (the “Distributor”) and other third parties for distribution related activities or the provision of shareholder services. These payments are not reflected in the fees and expenses section of the fee table for each ProFund VP contained in this Prospectus. In addition, the Distributor and ProFund Advisors may from time to time make additional payments at their own expense or provide other incentives to selected financial firms as compensation for services.

A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include registered investment advisers, brokers, dealers, insurance companies and banks. In addition, the Distributor and ProFund Advisors may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services (including preferential services) such as, without limitation, providing the ProFunds VP with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the ProFunds VP on the financial firms’ preferred or recommended fund list, granting the Distributor or ProFund Advisors access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a ProFund VP, all other ProFunds VP, other funds sponsored by ProFund Advisors and/or a particular class of shares, during a specified period of time. The Distributor and ProFund Advisors may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the ProFunds VP and the quality of the financial firm’s relationship with the Distributor or ProFund Advisors. The additional payments described above are made at the Distributor’s or ProFund Advisors’ expense, as applicable. These payments may be made, at the discretion of the Distributor or ProFund Advisors to some of the financial firms that have sold the greatest amounts of shares of the ProFunds VP. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels.

Representatives of the Distributor and ProFund Advisors visit financial firms on a regular basis to educate financial advisors about the ProFunds VP and to encourage the sale of ProFund VP shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

If investment advisers, distributors or affiliates of mutual funds other than ProFunds VP make payments (including, without limitation, sub-transfer agency fees, platform fees, bonuses and incentives) in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund (including ProFunds VP) over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by that firm and/or your financial advisor.

For further details about the payments made by the Distributor or Advisor to financial firms, please see the SAI.

Service Fees

Each ProFund VP may pay insurers for a variety of administrative services provided in connection with offering the ProFunds VP as investment options under contracts issued by the insurers. In addition, ProFund Advisors may pay, out of its own assets and at no cost to the ProFunds VP, amounts to insurers, broker-dealers or other financial intermediaries in connection with the provision of services to the ProFunds VP and investors, such as sub administration, sub-transfer agency and other services, and/or the distribution of ProFund VP shares.

Disclosure of Portfolio Holdings

A description of the ProFunds VP policies and procedures with respect to the disclosure of each ProFund VP’s portfolio securities is available in the ProFunds VP’s Statement of Additional Information.

Frequent Purchases and Redemptions of ProFund VP Shares

The Board of Trustees of ProFunds has adopted a “Policy Regarding Frequent Purchases and Redemptions of ProFund Shares.” Pursuant to this Policy, it is the general policy of ProFunds to permit frequent purchases and redemptions of ProFund VP shares. The ProFunds VP impose no restrictions and charge no redemption fees to prevent or minimize frequent purchases and redemptions of ProFund VP shares other than a $10 wire redemption fee under certain circumstances. Notwithstanding the provisions of this Policy, ProFunds VP may reject any purchase request for any reason. As noted under “ProFunds VP Strategies and Risks—Discussion of Principal Risks—Active Investor Risk,” frequent purchases and redemptions of Fund shares could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction costs of the Funds. In addition, large movements of assets into and out of a Fund may negatively impact a Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, a Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Tax Information

Each ProFund VP intends to qualify as a “regulated investment company” under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If each ProFund VP qualifies as a “regulated investment company” and complies with the appropriate provisions of the Code, each ProFund VP will be relieved of federal income tax on the amounts distributed.

Taxation of the shareholders. Pursuant to the requirements of Section 817 of the Code, the only shareholders of each ProFund VP will be either (i) participating insurance companies and their separate accounts that fund variable annuity contracts (“VA Contracts”), variable life insurance policies (“VLI Policies”) or other variable insurance contracts, or (ii) qualified pension or retirement plans. Under current law, the shareholders that are life insurance company “segregated asset accounts” will not be subject to income tax currently on income from the ProFund VP to the extent such income is applied to increase the values of VA Contracts and VLI Policies. The qualified pension or retirement plans qualify separately for exemption from tax on such income. An insurance company separate account that funds variable life insurance contracts can “look through a qualifying regulated investment company to determine its own diversification. Consequently, each ProFund VP intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, each ProFund VP will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a ProFund VP fails to meet this diversification requirement or otherwise fails to qualify as a regulated investment company for any taxable year, income with respect to variable insurance contracts invested in that ProFund VP at any time during the calendar year in which the failure occurred could become currently taxable to the owners of the contracts. In addition, if the IRS finds an impermissible level of “investor control” of ProFunds VP shares in connection with variable contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Code will no longer be available. Please see Statement of Additional Information for further discussion.

Investments in securities of foreign issuers may be subject to withholding and other taxes withheld at the source, including on dividend or interest payments. In that case, the Fund’s yield on those securities would be decreased.

Since the shareholders of the ProFunds VP will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level, nor does the discussion address other tax considerations, such as possible foreign, state or local taxes. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, please refer to the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

The discussion above is generally based on the assumption that the shares of each ProFund VP will be respected as owned by insurance company separate accounts. If this is not the case, the person or persons determined to own the ProFund VP shares will be currently taxed on ProFund VP distributions, and on the proceeds of any redemption of ProFund VP shares, under the Code rules.

ProFunds Management

“The Board of Trustees

is responsible for the general

supervision of the Trust,

including the ProFunds VP.

The Trust’s. officers

are responsible for the day-

to-day operations of the

ProFunds VP.”

ProFunds Management

Board Of Trustees And Officers

The ProFunds VP are series of ProFunds (the “Trust”), a registered investment company. The Board of Trustees is responsible for the general supervision of all series of the Trust, including the ProFunds VP. The Trust’s officers are responsible for the day-to-day operations of the ProFunds VP.

Investment Adviser

ProFund Advisors LLC, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment adviser to all of the ProFunds VP and provides management services to the ProFunds VP. ProFund Advisors has served as the investment advisor and management services provider since ProFunds’ inception in 1997. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFund VP. It is entitled to receive annual fees equal to 0.75% of the average daily net assets of each ProFund VP. A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement of the ProFunds VP, and the basis for the Portfolio’s Board of Trustees approving the investment advisory agreement of the Portfolio, is available in the Funds’ annual report to shareholders dated December 31, 2005. ProFund Advisors is owned by Michael L. Sapir, Louis M. Mayberg and William E. Seale.

Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC since 1997, formerly served as senior vice president of Padco Advisors, Inc., which advises Rydex® Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington-based law firm. He holds degrees from Georgetown University Law Center (J.D.) and the University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProFund Advisors LLC since 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from The George Washington University.

William E. Seale, Ph.D., Chief Economist of ProFund Advisors since 2005, Chief Investment Officer from 2003-2004 and from October 2006-present and Director of Portfolio from 1997-2003. Dr. Seale has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and an appointment as Chairman of the Finance Department at The George Washington University. He earned his degrees at the University of Kentucky.

Portfolio Management

Each ProFund VP is managed by an investment team overseen by Dr. William E. Seale and George O. Foster.

William E. Seale, Ph.D., Chief Investment Officer for ProFund Advisors LLC from 2003-2004 and since October 2006. Dr. Seale is principally responsible for development and oversight of Portfolio Strategy for the Advisor. More information about Dr. Seale is set forth above.

George O. Foster, CFA, Director of Portfolio since 2004, Assistant Director of Portfolio and Senior Portfolio Manager since 2000, and Portfolio Manager since October 1999. Mr. Foster is principally responsible for daily Portfolio management operations. Mr. Foster earned a B.S. in Mechanical Engineering from Clarkson University and a M.B.A. in Finance from The George Washington University. Mr. Foster is a Chartered Financial Analyst (CFA) and is a member of the Washington Association of Money Managers.

The following table summarizes the service and experience of the members of the investment teams with the most significant joint responsibility for the day-to-day management of the listed ProFunds VP or who will serve in such capacity when the relevant ProFund VP becomes operational:

ProFund VP: International, Emerging Markets, Short International, Short Emerging Markets.

Mid-Cap, Small-Cap, UltraMid-Cap, UltraSmall-Cap

Name and Title	Length of Service to Team	Business Experience During Last 5 Years

Elisa Petit – Sr. Portfolio Manager Leader, Portfolio Manager	Since 3/02/2000	ProFund Advisors – Senior Portfolio Manager since May 2007 and Portfolio Manager from March 2000 to May 2007.

Howard Rubin CFA – Senior Portfolio Manager	Since 4/10/2000	ProFund Advisors – Senior Portfolio Manager since November 2004, except for the period from May 13, 2005 to July 17, 2005 during which time he was unemployed. Portfolio Manager April 2000 to November 2004.

Erik Benke CFA – Associate Portfolio Manager	Since 1/18/2005	ProFund Advisors – Associate Portfolio Manager since January 2005; AIM Investments Trader, October 2001 to January 2005.

Adam Croll Associate Portfolio Manager	Since 7/11/2005	ProFund Advisors – Associate Portfolio Manager since 07/11/05; SOL Capital Management – Analyst/Trader May 2001 to July 2005.

Ashwin Joshi Associate Portfolio Manager	Since 11/2006	ProFunds Advisors – Associate Portfolio Manager since July 2006; Self-employed, April 2005 – June 2006; ETrade Global Asset Management, Portfolio Manager, August 2001 – March 2005.

Rachel Ames Portfolio Analyst	Since 11/2006

ProFunds Advisors – Portfolio Analyst since May 2007 and Junior Portfolio Analyst from June 2004 to May 2007; Ferris Baker Watts, Intern, May

2003 – May 2004; The George Washington University, Student, September 2002 – May 2004.

The SAI provides additional information about Portfolio Manager compensation, accounts managed by the Portfolio Managers and their ownership of ProFunds VP.

Other Service Providers

ProFunds Distributors, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219 acts as the distributor of ProFund VP shares and is an affiliate of BISYS Fund Services Limited Partnership (“BISYS”). BISYS, located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the administrator to the ProFunds VP, providing operations, compliance and administrative services.

ProFund Advisors also performs certain management services, including client support and other administrative services, for the ProFunds VP under a Management Services Agreement. ProFund Advisors is entitled to receive annual fees equal to 0.15% of the average daily net assets of each ProFund VP for such services.

No information is presented for ProFund VP International, ProFund VP Emerging Markets, ProFund VP Short International, and ProFund VP Short Emerging Markets as these ProFunds VP were not open for investment as of December 31, 2006.

Financial Highlights

ProFunds™

Post Office Mailing Address for Investments

P.O. Box 182800

Columbus, OH 43218-2800

Phone Numbers

For Financial Professionals: (888) PRO-5717 (888) 776-5717

For All Others: (888) PRO-FNDS (888) 776-3637

Or: (614) 470-8122

Fax Number: (800) 782-4797

Website Address

www.profunds.com

Additional information about certain investments of the ProFunds VP is available in the annual and semiannual reports to shareholders of the ProFunds VP. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected performance during the fiscal year covered by the report.

You can find more detailed information about ProFunds VP in the current Statement of Additional Information, dated May 1, 2007, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into, and is legally a part of, this Prospectus. A copy of the Statement of Additional Information, annual and semiannual reports are available, free of charge, on-line at www.profunds.com.

You may also receive a free copy of a Statement of Additional Information, or the annual or semiannual reports, or ask questions about investing in ProFunds VP, by writing us at the address set forth above.

You can find reports and other information about ProFunds on the SEC’s website (http://www.sec.gov), or you can get copies of this information after payment of a duplicating fee by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C.20549-0102. Information about the ProFunds VP, including their Statement of Additional Information, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-551-8090.

ProFunds and the Bull & Bear design, ProFund VP Rising Rates Opportunity, Innovations in Indexing and not just funds, ProFunds are trademarks of ProFund Advisors LLC.

ProFunds Executive Offices

Bethesda, MD

Not just funds, ProFundsSM

Part C

Other Information

ITEM 23.	Exhibits

(a)(1)	Certificate of Trust of ProFunds (the “Registrant”) (1)

(a)(2)	First Amended Declaration of Trust of the Registrant (2)

(b)	By-laws of Registrant (2)

(c)	Not Applicable

(d)(1)	Form of Investment Advisory Agreement (2)

(d)(2)	Investment Advisory Agreement for Cash Management Portfolio (5)

(d)(3)	Amendment to Investment Advisory Agreement between ProFunds and ProFund Advisors LLC (5)

(d)(4)	Investment Advisory Agreement for UltraEurope and UltraShort Europe ProFunds (3)

(d)(5)	Amended and Restated Investment Advisory Agreement dated March 10, 2005, between the Registrant and ProFund Advisors LLC (9)

(d)(6)	Revised Schedule A to Amended and Restated Investment Advisory Agreement, dated as of June 20, 2006 (15)

(d)(7)	Amended and Restated Expense Limitation Agreement between the Registrant and ProFund Advisors LLC dated as of January 1, 2004 and amended March 10, 2005 and further amended June 20, 2006 (15)

(d)(8)	Revised Schedule A dated as of June 20, 2006 to the Amended and Restated Expense Limitation Agreement, dated as of January 1, 2004 and amended as of March 10, 2005 (15)

(e)(1)	Amended and Restated Distribution Agreement, dated as of January 1, 2004 and amended and restated as of October 7, 2005 (12)

(e)(2)	Revised Schedule A to the Distribution Agreement, dated as of June 10, 2006 (15)

(e)(3)	Class A Distribution Agreement dated as of March 10, 2005 (12)

(e)(4)	Revised Schedule A dated June 10, 2006 to the Class A Distribution Agreement dated as of June 20, 2005 (14)

(e)(5)	Form of Dealer Agreement with respect to Investor Class Shares (16)

(f)	Not Applicable

(g)(1)	Custody Agreement with UMB Bank, N.A. (“UMB”) (12)

(g)(2)	Form of Foreign Custody Manager Delegation Agreement (6)

(g)(3)	Form of Revised Fee Schedule to the Custody Agreement between the Registrant and UMB (11)

(h)(1)(i)	Transfer Agency Agreement (12)

(h)(1)(ii)	Amendment to Transfer Agency Agreement (12)

(h)(1)(iii)	Revised Schedule A to the Transfer Agency Agreement, dated June 20, 2006 (15)

(h)(1)(iv)	Revised Schedule B to the Transfer Agency Agreement, dated April 27, 2005 (12)

(h)(1)(v)	Amendment to Transfer Agency Agreement between the Registrant, Access One Trust and BISYS Fund Services Limited Partnership (“BISYS”) (12)

(h)(2)	Administration Agreement (12)

(h)(3)	Form of Administration and Services Agreement incorporated by reference to Bankers Trust Company’s Registration Statement on Form N-1A (File No. 811-06073) filed with the Commission on April 24, 1996

(h)(4)	Amendment to the Administration Agreement between the Registrant and BISYS, dated October 5, 2004 (12)

(h)(5)	Amendment to the Administration Agreement between the Registrant, Access One Trust and BISYS, dated December 15, 2004 (12)

(h)(6)	Amendment to the Administration Agreement between the Registrant, Access One Trust and BISYS, dated December 16, 2005 (12)

(h)(7)	Revised Schedule A to the Administration Agreement between the Registrant and BISYS, dated June 20, 2006 (15)

(h)(8)(i)	Fund Accounting Agreement dated January 1, 2004 between the Registrant and BISYS Fund Services Ohio, Inc. (9)

(h)(8)(ii)	Revised Schedule A to the Fund Accounting Agreement, dated as of June 20, 2006 (15)

(h)(8)(iii)	Schedules B, C and D to the Fund Accounting Agreement dated January 1, 2004 between the Registrant and BISYS Fund Services Ohio, Inc. (16)

(h)(9)(i)	Amended and Restated Management Services Agreement restated as of September 21, 2005 between the Registrant and ProFund Advisors LLC (15)

(h)(9)(ii)	Revised Schedule A to the Amended and Restated Management Services Agreement dated June 20, 2006 between the Registrant and ProFund Advisors LLC (15)

(h)(9)(iii)	Schedule B to the Amended and Restated Management Services Agreement (11)

(h)(10)	Omnibus Fee Agreement with BISYS (16)

(h)(11)	Form of Amendment to Omnibus Fee Agreement (4)

(h)(12)	Form of Participation Agreement (7)

(h)(13)	Form of Administrative Services Agreement (4)

(i)	Opinion and Consent of Counsel to the Registrant, filed herewith

(j)	None

(k)	None

(l)	Purchase Agreement dated October 10, 1997 between the Registrant and National Capital Group, Inc. (2)

(m)(1)	Distribution Plan for ProFunds VP (4)

(m)(1)(i)	Revised Schedule A to the Distribution Plan for ProFunds VP (16)

(m)(2)	Form of Shareholder Services Agreement for ProFunds VP (8)

(m)(3)	Amended and Restated Distribution and Service Plan (12)

(m)(3)(i)	Revised Schedule A to the Amended and Restated Distribution and Service Plan, dated as of June 20, 2006 (15)

(m)(4)	Form of Distribution and Shareholder Services Agreement for NASD Registered Members (16)

(m)(5)	Form of Distribution and Shareholder Services Agreement for Non-NASD Registered Members (16)

(m)(6)	Distribution and Shareholder Services Plan relating to the Registrant with respect to the Class A shares of the Registrant (9)

(n)(1)	Amended and Restated Multiple Class Plan (14)

(n)(2)	Revised Schedule A dated June 20, 2006 to the Amended and Restated Multiple Class Plan (15)

(o)(1)	Powers of Attorney of Trustees and Officers of Scudder Cash Management Portfolio (9)

(o)(2)	Powers of Attorney of Trustees and Officers of ProFunds (13)

(p)(1)	Code of Ethics of Registrant (12)

(p)(2)	Code of Ethics of ProFund Advisors LLC (12)

(p)(3)	Code of Ethics of BISYS and Certain Affiliated Companies of BISYS, including ProFunds Distributors, Inc. (formerly Concord Financial Group, Inc.) (12)

(p)(4)	Code of Ethics of Deutsche Asset Management (9)

(1)	Filed with initial registration statement.

(2)	Previously filed on October 29, 1997 as part of Pre-Effective Amendment No. 3 and incorporated by reference herein.

(3)	Previously filed on March 2, 1999 as part of Post-Effective Amendment No. 4 and incorporated by reference herein.

(4)	Previously filed on October 15, 1999 as part of Post-Effective Amendment No. 8 and incorporated by reference herein.

(5)	Previously filed on November 15, 1999 as part of Post-Effective Amendment No. 9 and incorporated by reference herein.

(6)	Previously filed on July 13, 2000 as part of Post-Effective Amendment No. 14 and incorporated by reference herein.

(7)	Previously filed on February 28, 2003 as part of Post-Effective Amendment No. 23 and incorporated by reference herein.

(8)	Previously filed on February 20, 2004 as part of Post-Effective Amendment No. 29 and incorporated by reference herein.

(9)	Previously filed on April 29, 2005 as part of Post-Effective Amendment No. 38 and incorporated by reference herein.

(10)	Previously filed on July 27, 2005 as part of Post-Effective Amendment No. 42 and incorporated by reference herein.

(11)	Previously filed on February 24, 2006 as part of Post-Effective Amendment No. 44 and incorporated by reference herein.

(12)	Previously filed on March 28, 2006 as part of Post-Effective Amendment No. 45 and incorporated by reference herein.

(13)	Previously filed on April 26, 2006 as part of Post-Effective Amendment No. 46 and incorporated by reference herein.

(14)	Previously filed on June 30, 2006 as part of Post-Effective Amendment No. 49 and incorporated by reference herein.

(15)	Previously filed on July 26, 2006 as part of Post-Effective Amendment No. 50 and incorporated by reference herein.

(16)	Previously filed on November 27, 2006 as part of Post-Effective Amendment No. 54 and incorporated by reference herein.

(17)	Filed herein

ITEM 24.	Persons Controlled By or Under Common Control With Registrant.

None.

ITEM 25.	Indemnification

The Registrant (also, the “Trust”) is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated as of April 17, 1997 (the “Declaration of Trust”), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misconduct, bad faith, gross negligence, or reckless disregard of his duties;

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

(c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26.	Business and Other Connections of Investment Adviser

ProFund Advisors LLC, is a limited liability company formed under the laws of the State of Maryland on May 8, 1997. Information relating to the business and other connections of Deutsche Asset Management, Inc. (formerly Bankers Trust), which serves as investment adviser to the Cash Management Portfolio, and each director, officer or partner of Deutsche Asset Management is hereby incorporated by reference to disclosures in Item 28 of the registration statement of BT Institutional Funds (File Nos. 33-34079 and 811- 6071). For additional information, please see the Trust’s Statements of Additional Information.

ITEM 27.	Principal Underwriter

(a) ProFunds Distributors, Inc., 100 Summer Street, Suite 1500, Boston, Massachusetts 02110 acts as principal underwriter for the Registrant and Access One Trust.

(b) The officers of ProFunds Distributors, Inc., all of whose principal business address is set forth above, are:

Name	Positions and Offices with Distributor	Positions and Offices with Registrant

Brian K. Bey	President and Director	None

Elliott Dobin	Secretary	None

James E. Pike	Financial and Operations Principal	None

Andrew H. Byer	Chief Compliance Officer	None

Wayne A. Rose	Assistant Chief Compliance Officer	None

(c) Not applicable.

ITEM 28.	Location of Accounts and Records

All accounts, books, and records required to be maintained and preserved by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at:

(1) ProFund Advisors LLC, 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland (records relating to its functions as investment adviser and manager);

(2) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio and 100 Summer Street, Boston, Massachusetts 02110 (official records of the Trust and records produced by BISYS in its role as administrator, fund accountant, transfer agent and distributor).

(3) UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri for each ProFund (records relating to its function as Custodian).

ITEM 29.	Management Services

None.

ITEM 30.	Undertakings

(a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant’s outstanding shares and, in connection with such meeting, to comply with the shareholder communications provisions of Section 16(c) of the Investment Company Act of 1940.

(b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant’s latest Annual Report to shareholders, upon request and without charge.

SIGNATURES

PROFUNDS

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in Bethesda, Maryland on August 24, 2007

PROFUNDS

/s/ LOUIS M. MAYBERG
Louis M. Mayberg, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ MICHAEL L. SAPIR Michael L. Sapir	Trustee, Chairman	August 24, 2007

/s/ RUSSELL S. REYNOLDS, III * Russell S. Reynolds, III	Trustee	August 24, 2007

/s/ MICHAEL WACHS * Michael Wachs	Trustee	August 24, 2007

/s/ LOUIS M. MAYBERG Louis M. Mayberg	President	August 24, 2007

/s/ TROY A. SHEETS* Troy A. Sheets	Treasurer	August 24, 2007

*By:	/s/ Steven Brancato
Steven Brancato
As Attorney-in-fact

Date: August 24, 2007

Exhibit Index

ITEM NUMBER	ITEM
(23)(i)	Opinion and Consent of Counsel